Basis of Presentation and Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Increase (decrease) in operating income	$ 37,839	$ 20,303
Increase (decrease) in net income	$ 28,379	$ 15,227
Increase (decrease) in earnings per share on a basic basis	$ 0.23	$ 0.13
Increase (decrease) in earnings per share on a diluted basis	$ 0.22	$ 0.12
Service providing period	1 year
Assets Under Capital Lease, Net [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Estimate useful life of property and equipment	20 years
Minimum [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of Intangible assets	4 years
Minimum [Member] | Information Systems, Hardware and Software [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Estimate useful life of property and equipment	2 years
Minimum [Member] | Assembly Equipment, Furniture, Fixtures and Other [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Estimate useful life of property and equipment	2 years
Minimum [Member] | Leasehold Improvements [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Estimate useful life of property and equipment	2 years
Minimum [Member] | Capitalized Software Costs [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Estimate useful life of property and equipment	2 years
Maximum [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of Intangible assets	10 years
Maximum [Member] | Information Systems, Hardware and Software [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Estimate useful life of property and equipment	4 years
Maximum [Member] | Assembly Equipment, Furniture, Fixtures and Other [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Estimate useful life of property and equipment	4 years
Maximum [Member] | Leasehold Improvements [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Estimate useful life of property and equipment	4 years
Maximum [Member] | Capitalized Software Costs [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Estimate useful life of property and equipment	4 years